UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Himanshu H. Shah
Address: 8601 Six Forks Road, Suite 630
         Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Himanshu H. Shah
Title: President & Chief Investment Officer
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 		Raleigh, NC 		May 6, 2013

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 13
Form 13F Information Table Value Total: 90381


List of Other Included Managers:	NONE

                               FORM 13F INFORMATION TABLE

 COLUMN 1             COLUMN 2 COLUMN 3   COLUMNCOLUMN 5         COLUMN 6COLUMN 7COLUMN 8

                                          VALUE SHRS OR SH/ PUT/ INVESTME OTHER  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CUSIP      (x$100PRN AMT PRN CALL DISCRETIMANAGERS  SOLE  SHARED NONE
AEGON NV              COM      7924103      2467  410599SH       SOLE              410599
ARCH COAL INC.        COM      39380100     1170  215505SH       SOLE              215505
CANADIANSOLAR INC     COM      136635109    2384  689026SH       SOLE              689026
CHINA XINIYA FASHION LADR      16950W105    5365 4064741SH       SOLE             4064741
CHINA YUCHAI INTL LTD COM      G21082105   38144 2385530SH       SOLE             2385530
CHIQUITA BRANDS INTL ICOM      170032809   12799 1646806SH       SOLE             1646806
CORINTHIAN COLLEGES INCOM      218868107    1799  855100SH       SOLE              855100
ITT EDUCATIONAL SERVICCOM      45068B109     574   41700SH       SOLE               41700
JA SOLAR HOLDINGS CO LADR      466090925     729  201550SH       SOLE              201550
MOLYCORP INC          COM      608753208     772  148503SH       SOLE              148503
TRINA SOLAR LTD-SPON AADR      8962E8104    1989  548100SH       SOLE              548100
UTSTARCOM INC         COM      918076100   20260 6865529SH       SOLE             6865529
YINGLI GREEN ENERGY HOCOM      98584B103    1929 1015362SH       SOLE             1015362
                                           90381

</SEC-DOCUMENT>